LONG-TERM PREPAID EXPENSES	12 Months Ended
Dec. 31, 2018
LONG-TERM PREPAID EXPENSES [abstract]
Disclosure of long-term prepaid expenses

5              LONG-TERM PREPAID EXPENSES

The long-term prepaid expenses represented staff uniforms. The movements of long-term prepaid expenses are set forth as follows:

	2017	2018
	RMB’000	RMB’000

At 1 January
Cost	64,077	92,822
Accumulated amortisation	(56,253)	(59,421)
Net book amount	7,824	33,401

Year ended 31 December
Opening net book amount		7,824	33,401
Additions		28,745	26,122
Amortisation		(3,168)	(12,909)
Closing net book amount		33,401	46,614

At 31 December
Cost		92,822	118,944
Accumulated amortisation		(59,421)	(72,330)
Net book amount		33,401	46,614